TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (liabilities):
Provision for doubtful accounts		$ 102	$ 100
Unrealized gains		138	140
Provisions for employee benefits		476	300
Inventory		1,608	1,114
Goodwill and intangible assets		360	462
Tax credits carryforward		347	693
Capital and state tax losses carryforward		3,409	3,449
Net operating losses carryforward		817	553
Other		237	240
Deferred tax assets, before valuation allowance		7,494	7,051
Valuation allowance		(3,409)	(3,449)	$ (3,574)	$ (3,306)
Deferred tax assets, net		4,085	3,602
Property, plant and equipment and intangible assets		(2,643)	(2,473)
Earnings from foreign subsidiaries	[1]	(2,259)
Other temporary differences deferred tax liabilities		(225)	(501)
Deferred tax liabilities		(5,127)	(2,974)
Net		$ (1,042)	$ 628

[1]	During 2016, the Company recorded an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.